DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (Details) - USD ($)	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
ASSETS:
Cash and cash equivalents	$ 79,783,726	$ 81,549,093	$ 86,308,578	$ 62,334,922
Debt and mortgage-backed securities - HTM	42,319,807	28,496,302
Accrued interest receivable	3,151,019	2,969,854
LIABILITIES:
Borrowed money	170,500,000	167,900,000
Accrued interest payable	488,647	354,524
Carrying Value
ASSETS:
Cash and cash equivalents	79,784,000	81,549,000
Debt and mortgage-backed securities - AFS	5,327,000	13,080,000
Capital stock of Federal Home Loan Bank and Federal Reserve Bank	11,156,000	8,268,000
Debt and mortgage-backed securities - HTM	42,201,000	28,352,000
Loans held for sale	112,651,000	58,139,000
Loans receivable	1,188,369,000	1,110,861,000
Accrued interest receivable	3,151,000	2,970,000
Derivative financial assets	2,267,000	331,000
LIABILITIES:
Borrowed money	219,854,000	210,940,000
Subordinated debentures	19,589,000	19,589,000
Accrued interest payable	489,000	355,000
Derivative Liability	4,188,000	331,000
Demand Deposits | Carrying Value
LIABILITIES:
Deposit transaction accounts	702,135,000	659,412,000
Certificates Of Deposit | Carrying Value
LIABILITIES:
Deposit transaction accounts	435,670,000	362,241,000
Fair Value Inputs Level 1 | Estimated Fair Value
ASSETS:
Cash and cash equivalents	79,784,000	81,549,000
Accrued interest receivable	3,151,000	2,970,000
Fair Value Inputs Level 2 | Estimated Fair Value
ASSETS:
Debt and mortgage-backed securities - AFS	5,327,000	13,080,000
Capital stock of Federal Home Loan Bank and Federal Reserve Bank	11,156,000	8,268,000
Debt and mortgage-backed securities - HTM	42,320,000	28,496,000
Loans held for sale	112,651,000	59,800,000
Derivative financial assets	2,267,000	331,000
LIABILITIES:
Borrowed money	220,480,000	212,030,000
Subordinated debentures	19,583,000	19,583,000
Accrued interest payable	489,000	355,000
Derivative Liability	4,188,000	331,000
Fair Value Inputs Level 2 | Demand Deposits | Estimated Fair Value
LIABILITIES:
Deposit transaction accounts	702,135,000	659,412,000
Fair Value Inputs Level 2 | Certificates Of Deposit | Estimated Fair Value
LIABILITIES:
Deposit transaction accounts	436,923,000	362,858,000
Fair Value Inputs Level 3 | Estimated Fair Value
ASSETS:
Loans receivable	$ 1,205,987,000	$ 1,116,363,000